Assets held for sale (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 54,630	$ 52,916	$ 49,068
Buildings
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	24,208	22,394	18,920
Land [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	29,563	29,563	27,310
Other Assets [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 859	$ 959	$ 2,839